Note Payable (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jan. 31, 2017	Jul. 31, 2016	Jul. 14, 2016	Jul. 05, 2016	Jul. 31, 2014	Jul. 31, 2012
Amount of Loan	$ 121,500
Interest rate	10.00%		8.00%	8.00%	10.00%	10.00%
July 14, 2016 [Member]
Amount of Loan	$ 21,500
Notes Payable [Member]
Issue Date	7/31/2012	7/31/2012
Expiry date	7/31/2013	7/31/2013
Amount of Loan		$ 21,500
Interest rate		10.00%
Notes Payable 1 [Member]
Issue Date		7/14/2016
Expiry date		7/14/2017
Amount of Loan		$ 70,000
Interest rate		8.00%
Notes Payable 2 [Member]
Issue Date		7/5/2016
Expiry date		7/14/2017
Amount of Loan		$ 50,000
Interest rate		8.00%
Total Loans [Member]
Amount of Loan		$ 141,500
Note Payable One [Member]
Issue Date	7/14/2016
Expiry date	7/14/2017
Amount of Loan	$ 50,000
Note Payable Two [Member]
Issue Date	7/5/2016
Expiry date	7/14/2017
Amount of Loan	$ 50,000
Interest rate	8.00%